Offerings - Offering: 1	Mar. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares ($.10 par value)
Amount Registered | shares	6,300,000
Proposed Maximum Offering Price per Unit	100.211
Maximum Aggregate Offering Price	$ 631,329,300
Fee Rate	0.01531%
Amount of Registration Fee	$ 96,656.52
Offering Note
(1)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933.